LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company has various operating leases for office space, vehicles and warehouse space that expire on different dates through 2030. Its lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company provided several security deposits mainly to secure various operating lease agreements in connection with its office space.

F - 31

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 9:-LEASES (Cont.)

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2021 are as follows:

2022	$5,545
2023	4,490
2024	3,956
2025	3,400
2026	2,874
2027 and thereafter	9,950

Total undiscounted lease payments	$30,215

Less: adjustment to discounted lease payments	(2,765)

Total discounted lease payments	$27,450

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Weighted average remaining lease term (years):	7.37

Weighted average discount rate:	2.7%

Total rent expenses for the years ended December 31, 2021, 2020 and 2019 were $6,193, $5,955 and $5,578, respectively (see also Note 17b).